Apr. 22, 2020
GQG PARTNERS GLOBAL QUALITY EQUITY FUND

THE ADVISORS' INNER CIRCLE FUND III

GQG Partners Emerging Markets Equity Fund

GQG Partners US Select Quality Equity Fund

GQG Partners Global Quality Equity Fund

(each, a "Fund," and together, the "Funds")

Supplement dated April 22, 2020 to:

•	the Funds' Prospectus, dated November 28, 2019, as supplemented March 20, 2020 (the "Prospectus");

•	the GQG Partners Emerging Markets Equity Fund's Summary Prospectus, dated November 28, 2019;

•	the GQG Partners US Select Quality Equity Fund's Summary Prospectus, dated November 28, 2019, as supplemented March 20, 2020; and

•	the GQG Partners Global Quality Equity Fund's Summary Prospectus, dated November 28, 2019 (together with the GQG Partners Emerging Markets Equity Fund's Summary Prospectus and the GQG Partners US Select Quality Equity Fund's Summary Prospectus, the "Summary Prospectuses").

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus, and should be read in conjunction with the Summary Prospectuses and Prospectus.

The Summary Prospectuses and Prospectus are hereby amended and supplemented as follows:

1.	In the "Principal Risks" section of each Summary Prospectus, and the corresponding section of the Prospectus, the "Market Risk" disclosure is hereby deleted and replaced with the following disclosure:

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Fund, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not), malicious acts, cyber-attacks and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Fund's investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund.

2.	In the "More Information about Risk" section of the Prospectus, the "Market Risk" disclosure is hereby deleted and replaced with the following disclosure:

Market Risk (All Funds) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. From time to time, certain investments held by the Funds may have limited marketability and may be difficult to value and sell at favorable times or prices. Markets for securities in which a Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. In addition, extraordinary events outside the control of the Funds, including acts of God (e.g., fire, flood, earthquake, storm, hurricane or other natural disaster), acts of war (e.g., war, invasion, acts of foreign enemies, hostilities, insurrection, or terrorist activities, whether war is declared or not), malicious acts, cyber-attacks and global health events, such as epidemics, pandemics and disease, and their related social and economic impacts, may cause significant adverse market conditions and result in losses in value to the Funds' investments. Such events may initially negatively affect a particular industry, sector, country or region and may spread quickly or unpredictably to negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Adverse market conditions may be prolonged and may adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

You should review this prospectus and the SAI to understand each Fund's discretion to implement temporary defensive measures, as well as the circumstances in which each Fund may satisfy redemption requests in-kind.

Please retain this supplement for future reference.

GQG-SK-009-0100